RETIREMENT BENEFIT PLANS - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of net defined benefit liability (asset) [abstract]
Defined contribution expense	£ 41	£ 39
Defined benefit expense	£ 10	£ 4
Percentage of defined benefit obligation insured	20.00%